INVENTORIES	12 Months Ended
Dec. 31, 2020
Inventory Disclosure [Abstract]
INVENTORIES

NOTE 4:-INVENTORIES

	December 31,
	2019	2020

Raw materials	$18,211	$19,764
Work in progress	349	194
Finished products	43,572	30,669

	$62,132	$50,627

During the years ended December 31, 2018, 2019 and 2020, the Company recorded inventory write-offs for excess inventory and slow-moving inventory in a total amount of $ 2,814, $ 4,836 and $ 2,919, respectively that have been included in cost of revenues.

As of December 31, 2020, the Company has an outstanding inventory purchase orders with its suppliers in the amount of $ 20,750. The commitments are due primarily within one year.